Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

As of December 31, 2024 and 2025, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Initial cost basis	2,140,511	1,908,526	272,916
Cumulative unrealized gains	72,296	79,224	11,329
Cumulative unrealized losses (including impairment)	(1,108,262)	(942,546)	(134,782)

Total carrying amount	1,104,545	1,045,204	149,463

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Gross unrealized gains (upward adjustments)	4,184	—	19,489	2,787
Gross unrealized losses (downward adjustments excluding impairment)	(8,211)	—	—	—

Net unrealized gains/(losses) on equity securities held	(4,027)	—	19,489	2,787
Net realized gains on equity securities sold	—	21,230	10,089	1,443

Total net gains/(losses) recognized	(4,027)	21,230	29,578	4,230

Schedule of Available-for-Sale Debt Investments Measured at Fair Value and Consist of Convertible Debt Instruments

Available-for-sale debt investments are measured at fair value and consist of convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Company’s option with no contractual maturity date.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Cost or Amortized cost	819,790	844,790	120,803
Gross unrealized gains	35,062	23,075	3,300
Gross unrealized losses	(65,870)	(265,205)	(37,924)

Fair value	788,982	602,660	86,179